Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Expenses
Exploration and evaluation	$ 12,432,493	$ 14,752,416	$ 5,386,333
Assays and analysis	1,454,103	873,408	310,769
Drilling	1,056,492	4,814,692	980,248
Environmental	72,002	60,957	13,975
Equipment rental	376,252	623,236
Freight	77,699	454,102	79,043
Geological, including geophysical	3,846,587	1,751,825	1,074,970
Graphics	28,292	5,846	99,552
Helicopter and fuel	1,491,388	2,035,711	910,699
Property acquisition and assessments costs	211,879	141,538	56,699
Site activities	3,019,055	3,176,489	1,077,369
Socioeconomic	351,694	525,645	274,109
Technical data	97,123	80,005	393,561
Travel and accommodation	349,927	208,962	115,339
Administration	1,161,870	818,856	616,970
Legal, accounting and audit	109,830	36,854	96,897
Office and administration	417,032	308,828	324,117
Rent	62,908	26,745	14,944
Shareholder communication	366,171	345,484	140,036
Travel and accommodation expense	135,138	63,233	9,758
Trust and regulatory	70,791	37,712	31,218
Equity-settled share-based compensation	425,460	264,260	123,578
Cost recoveries	(13,178,925)	(14,773,794)	(5,539,024)
Loss (income) before other items	840,898	1,061,738	587,857
Other items
Finance income	(371,222)	(123,727)	(18,694)
Interest expense - director's loans	101,274	126,685	100,000
Other interest and finance charges	0	285	0
Accretion expense - office lease	7,360	9,620	10,438
Interest income	0	(15,101)
Other fee income	(696,248)	(1,154,570)	(409,486)
Amortization of right-of-use asset	20,175	20,176	18,493
Transaction cost - director's loans	136,942	102,554	74,642
Loss on sales of marketable securities	0	2,429
Foreign exchange loss	4,271	2,494	562
Net loss	43,450	32,583	363,812
Other comprehensive loss
Change in value of marketable securities	97,698	167,890	715,125
Total other comprehensive loss	$ 141,148	$ 200,473	$ 1,078,937
Basic and diluted loss per share	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding	194,992,511	186,602,894	181,479,873